Investment Strategy - FPA Global Allocation ETF	May 22, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund ("ETF") that seeks to achieve its investment objective by owning a balanced portfolio of global equity investments and fixed income investments. The Fund expects to operate as a "fund of funds" investing primarily in shares of other registered investment companies managed by First Pacific Advisors, LP (the "Adviser") (including other series of the Trust) and unaffiliated registered investment companies (collectively, "Underlying Funds") but is also permitted to invest directly in securities and other investments in lieu of, or in addition to, investing in Underlying Funds.

Under normal circumstances, the Adviser intends to invest at least approximately 50% of the Fund's net assets in global equity investments, including Underlying Funds that invest primarily in equities. The Adviser may engage in frequent and active trading to achieve the Fund's investment objective, especially when there is pronounced volatility in equities and fixed income markets. The Fund may invest in publicly traded common stocks of U.S. and non-U.S. issuers (i.e., if the issuer is headquartered outside the United States, if at least 50% of its assets are outside the United States, or if at least 50% of its gross income is from non-U.S. sources), including issuers in emerging market countries. The equity securities held directly by the Fund or indirectly (through an Underlying Fund) may include common stocks, real estate investment trusts ("REITs"), and depositary receipts. With respect to its direct or indirect (through an Underlying Fund) investments in equity securities, the Fund may invest in securities of any market capitalization. Under normal circumstances, the Fund expects to invest at least 40% of its equity assets in non-U.S. issuers.

The Fund's fixed income securities include securities that pay a fixed or fluctuating rate of interest, securities convertible into equity securities, securities issued or guaranteed by the U.S. federal government, state governments or by their agencies and instrumentalities, securities issued or guaranteed by foreign governments, international agencies or supranational entities, securities issued or guaranteed by domestic or foreign private issuers, mortgage-backed securities, asset-backed securities, inflation-indexed bonds, structured notes, loan assignments and loan participations. The Fund may also invest directly or indirectly (through an Underlying Fund) in below investment-grade debt securities (commonly referred to as "junk bonds"). Investment-grade debt securities are those rated in BBB- or higher categories by S&P Global Ratings, a division of

S&P Global Inc. ("S&P") or the equivalent rating by any other nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc. ("Moody's"), Fitch Ratings Ltd. ("Fitch") and others, or, if unrated, determined by the Adviser to be of comparable credit quality. The Fund may invest directly or indirectly (through an Underlying Fund) in fixed income securities of varying duration and maturities.

The Adviser uses its proprietary qualitative and quantitative research to assess the relative risk/reward of each asset class and other factors, which include but are not limited to absolute and relative equity valuations and high yield spreads, to determine the asset classes in which the Fund invests and how much the Fund invests in each asset class. The Adviser then evaluates various combinations of affiliated or unaffiliated funds, securities and other investments to obtain the desired exposures and invests accordingly. The Adviser changes the Fund's asset class exposures in response to changes in the Adviser's assessment of individual securities and market risk/reward. The factors the Adviser considers and investment methods the Adviser uses can change over time. The Adviser may engage in frequent and active trading to achieve the Fund's investment objective, especially when there is pronounced volatility in equities and fixed income markets.

The Fund is classified as "non-diversified," meaning that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

The Adviser may sell all or a portion of a position held in the Fund when, in its opinion, one or more of the following occurs, among other reasons: (1) the portfolio managers determine that a security or asset class has a less favorable relative and/or absolute risk adjusted return profile than that of other securities or asset classes identified by the Adviser; or (2) the portfolio managers identify a more attractive opportunity.